TRIBUTARY FUNDS, INC.

Supplement dated February 15, 2013
to the Prospectus dated August 1, 2012
as Amended September 12, 2012

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS
 AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS.

Effective February 15, 2013, Randall Greer will be retiring from Tributary Capital Management and therefore is no longer serving as a Portfolio Manager on the Tributary Core Equity Fund.  Christopher Sullivan will also no longer be the named Portfolio Manager on the Fund; however will continue to serve as a Senior Analyst on the Strategy.  Replacing Mr. Greer and Mr. Sullivan as Portfolio Manager will be Donald Radtke, who has been actively working along side Mr. Greer for months in preparation for this transition.

Your Prospectus is hereby amended as follows:

The section entitled “Portfolio Managers” on page 19 of the Prospectus is amended to remove the reference to Randall Greer and Christopher Sullivan and will be replaced with:

Donald Radtke, Portfolio Manager, has managed the fund since February 2013.

The section entitled “Tributary Core Equity Fund and Tributary Small Company Fund (Value Equities Team)” on page 48 is amended to remove the paragraphs on Randall Greer and Christopher Sullivan and replaced with:

Donald Radtke, Portfolio Manager.  Don serves as a Portfolio Manager for Tributary Capital Management and is responsible for covering the energy and industrials sectors for the firm. Don started in the industry in 1988 and joined Tributary Capital Management's predecessor in September 2007. Prior to joining Tributary Capital Management, Don spent over seven years as an Equity and Fixed Income Analyst and fund Co-Manager for WB Capital Management in Des Moines, Iowa and was an Analyst at Bank of America Capital Management in St. Louis, Missouri, and Piper Jaffray and Craig-Hallum in Minneapolis, Minnesota. He received his Bachelor of Arts degree in Economics from the University of Wisconsin-Milwaukee in 1989 and Masters of Business Administration from the University of Minnesota in 1998. Don is a member of the CFA Society of Nebraska and the CFA Institute.

Please retain this supplement for future reference.

TRIBUTARY FUNDS, INC.

Supplement dated February 15, 2013
to the Statement of Additional Information dated August 1, 2012 as Amended September 12, 2012

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE STATEMENT OF ADDITIONAL INFORMATION AND SHOULD BE READ IN CONJUNCTION WITH THE STATEMENT OF ADDITIONAL INFORMATION.

Effective February 15, 2013, Randall Greer will be retiring from Tributary Capital Management and therefore is no longer serving as a Portfolio Manager on the Tributary Core Equity Fund.  Christopher Sullivan will also no longer be the named Portfolio Manager on the Fund; however will continue to serve as a Senior Analyst on the Strategy.  Replacing Mr. Greer and Mr. Sullivan as Portfolio Manager will be Donald Radtke, who has been actively working along side Mr. Greer for months in preparation for this transition.

Accordingly, on page 30, the first paragraph under the section “Portfolio Managers” is replaced with the following to read:

Mark A. Wynegar and Michael L. Johnson of Tributary have responsibility for managing the Small Company Fund; Donald C. Radtke of Tributary is responsible for managing the Core Equity Fund; David C. Jordan and Charles Lauber of Tributary share responsibility for managing the Growth Opportunities Fund; Mr. Jordan of Tributary is responsible for managing the Large Cap Growth Fund; Ron Horner and Travis J. Nordstrom of FNFA share responsibility for managing the Short- Intermediate Bond Fund and the Income Fund; and Kurt Spieler and John Harris of FNFA share responsibility for managing the Balanced Fund.

Also, on page 30, under the section “Other Accounts Managed” please remove the lines for Mr. Greer and Mr. Sullivan and replace with:

Name of Manager	Number of Accounts	Total Assets of Accounts	Number of Accounts Paying a Performance Fee	Total Assets of Accounts Paying a Performance Fee

Donald Radtke Registered investment companies Other pooled investment vehicles Other accounts	0 0 1	0 0 $12.4M	0 0 0	0 0 0

Lastly, on page 31, under the section “Ownership of Fund Shares” please remove the reference to Mr. Greer and Mr. Sullivan and replace with:

Portfolio Manager                                           Funds Managed by Portfolio Manager                                                           Dollar Range
Donald Radtke                                                          Core Equity Fund                                                                         $50,001-$100,000
                            Small Company Fund                                                                      $50,001-$100,000

Please retain this supplement for future reference.